Provisions (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of change in provisions
Provisions as of January 1	kr 1,080	kr 1,310	kr 920
Provisions in acquired companies	534		82
Provisions in divested companies		(31)
Provisions directly associated with assets classified as held for sale	(188)	(251)
Additional provisions	214	185	177
Utilized/paid provisions	(70)	(61)	(11)
Reversed unused provisions	(8)	(2)	(15)
Effect from discounting	29	23	26
Changed inflation and discount rate	82	(96)	102
Exchange rate differences	22	3	29
Total provisions as of December 31	1,695	1,080	1,310
Dismantling costs
Reconciliation of change in provisions
Provisions as of January 1	847	1,071	765
Provisions in acquired companies			51
Provisions in divested companies		(31)
Provisions directly associated with assets classified as held for sale	(176)	(173)
Additional provisions	39	57	113
Utilized/paid provisions	(2)	(5)	(10)
Reversed unused provisions	(7)		(2)
Effect from discounting	29	23	26
Changed inflation and discount rate	82	(96)	102
Exchange rate differences	18	1	26
Total provisions as of December 31	830	847	1,071
Rented buildings, fiber and cables
Reconciliation of change in provisions
Provisions as of January 1	29	45	12
Provisions in acquired companies			31
Additional provisions	1		6
Utilized/paid provisions	(13)	(16)	(1)
Reversed unused provisions			(3)
Total provisions as of December 31	17	29	45
Disputes
Reconciliation of change in provisions
Provisions as of January 1	2	3	12
Provisions directly associated with assets classified as held for sale	(5)	(78)
Additional provisions	2	78
Reversed unused provisions		(2)	(10)
Exchange rate differences	3	1	1
Total provisions as of December 31	2	2	3
Claims and guarantees for divested operations
Reconciliation of change in provisions
Provisions as of January 1	54	75	72
Additional provisions		18	1
Utilized/paid provisions	(15)	(40)
Reversed unused provisions	(1)
Exchange rate differences	1	1	2
Total provisions as of December 31	39	54	75
Other provisions
Reconciliation of change in provisions
Provisions as of January 1	36	6
Provisions in acquired companies	266
Provisions directly associated with assets classified as held for sale	(7)
Additional provisions	157	30	6
Utilized/paid provisions	(40)
Total provisions as of December 31	412	36	6
Copy rights levies
Reconciliation of change in provisions
Provisions as of January 1	24
Total provisions as of December 31	157	24
Pension and similar commitments
Reconciliation of change in provisions
Provisions as of January 1	112	110	59
Provisions in acquired companies	268
Additional provisions	15	2	51
Total provisions as of December 31	395	kr 112	kr 110
COM HEM SWEDEN AB | Unfavourable fixed-price contract for supply of transmission
Reconciliation of change in provisions
Provisions in acquired companies	266
Total provisions as of December 31	kr 226